Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of transactions with other related parties

	2025	2024	2023
Sales to an equity-accounted investee (Note(a))	$—	$120	$702
Services recharge received from an equity-accounted investee (Note(b))	52	—	—
Services recharge received from a related party (Note(c))	28	31	13
Notes:
(a)Sales to an equity-accounted investee represents cancer treatment services provided. There is no outstanding balance at December 31, 2025, while there was $127 outstanding balance at December 31, 2024 in relation to these transactions.
(b)Service recharged received from an equity-accounted investee represents the office rental services. There is $4 outstanding balance at December 31, 2025 and no outstanding balance at December 31, 2024 in relation to these transactions.
(c)Service recharged received from a related party represents the office supporting services. The related party is considered related as one of the directors of the Company is a key management personnel of that entity. There is no outstanding balance at at December 31, 2025, while there is $3 outstanding balance at December 31, 2024 in relation to these transactions.

Summary of key management personnel compensation
Key management personnel compensation comprised as following.

	2025	2024	2023
Directors’ fees	$23	$199	$420
Salaries, wages and other benefits	5,868	2,332	4,240
Contributions to defined contribution retirement plan	20	14	15
Equity-settled share-based payment expenses (note)	3,937	5,384	10,297
	$9,848	$7,929	$14,972
Note:    The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 30.